Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012 Common Stock	Jun. 30, 2009 Redeemable Convertible Preferred Stock Series C redeemable convertible preferred stock	Jun. 30, 2010 Redeemable Convertible Preferred Stock Series D convertible preferred stock
Stock issuance cost	$ 12	$ 93	$ 395